Note 2 - Cost of Sales - Components of Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017
Statement Line Items [Line Items]
Inventories	$ 2,265,880	$ 2,524,341		$ 2,524,341	$ 2,368,304	$ 1,563,889
Increase in inventory due to business combinations	52,966
Raw materials, energy, consumables and other	2,709,629	3,400,396	2,794,503
Services and fees	222,415	275,130	244,035
Labor cost	870,261	855,040	778,408
Depreciation of property, plant and equipment	428,791	432,497	383,490
Amortization of intangible assets	5,948	8,220	18,621
Depreciation of right-of-use assets	28,727
Maintenance expenses	284,758	185,782	183,370
Allowance for obsolescence	29,138	25,457	(12,917)
Taxes	100,738	133,308	18,542
Other	115,663	119,507	88,823
Cost of sales including discontinued operations	4,849,034	5,435,337	4,496,875
Less: Inventories at the end of the year	(2,265,880)	(2,524,341)	(2,368,304)
From discontinued operations			(7,403)
Cost of sales	$ 5,107,495	$ 5,279,300	$ 3,685,057